OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES - Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,119	$ 953
Government authorities	516	216
Advance payments to vendors	93	302
Deposits	81	7
Fair value of outstanding forward contracts	137	159
Other accounts receivable and prepaid expenses	$ 1,946	$ 1,637